Derivative financial instruments - Additional Information (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Derivative [Line Items]
Credit risk derivatives, fair value, net liability	¥ 2,489
Credit risk derivatives, aggregate fair value of assets posted	28,012
Maximum amount of assets to be posted if the ratings decline below specified thresholds	¥ 2,489